Long-Term Debt - Schedule of Carrying Values and Fair Values of Notes Payable and Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2012 IntelsatSA [Member] Notes Payable [Member]	Dec. 31, 2012 IntelsatSA [Member] Notes Payable [Member] Former Employee Shareholders [Member]	Dec. 31, 2012 Intelsat Investment HoldingsSrl [Member] Notes Payable [Member]	Dec. 31, 2012 Intelsat Investment HoldingsSrl [Member] Notes Payable [Member] Former Employee Shareholders [Member]	Dec. 31, 2012 Intelsat Investments SA [Member]	Dec. 31, 2012 Intelsat Investments SA [Member] 6.5% Senior Notes due November 2013 [Member]	Dec. 31, 2012 Intelsat Investments SA [Member] 6.5% Senior Notes due November 2013 [Member] Carrying Value [Member]	Dec. 31, 2013 Intelsat Luxembourg [Member]	Dec. 31, 2012 Intelsat Luxembourg [Member]	Dec. 31, 2012 Intelsat Luxembourg [Member] 11.25% Senior Notes due February 2017 [Member]	Dec. 31, 2012 Intelsat Luxembourg [Member] 11.5% / 12.5% Senior PIK Election Notes due February 2017 [Member]	Dec. 31, 2013 Intelsat Luxembourg [Member] 6.75% Senior Notes due 2018 [Member]	Dec. 31, 2013 Intelsat Luxembourg [Member] 7.75% Senior Notes due June 2021 [Member]	Dec. 31, 2013 Intelsat Luxembourg [Member] 8.125% Senior Notes due 2023 [Member]	Dec. 31, 2013 Intelsat Jackson [Member]	Dec. 31, 2012 Intelsat Jackson [Member]	Apr. 05, 2011 Intelsat Jackson [Member]	Dec. 31, 2013 Intelsat Jackson [Member] 8.5% Senior Notes due November 2019 [Member]	Dec. 31, 2012 Intelsat Jackson [Member] 8.5% Senior Notes due November 2019 [Member]	Dec. 31, 2013 Intelsat Jackson [Member] 8.5% Senior Notes due November 2019 [Member] Carrying Value [Member]	Dec. 31, 2012 Intelsat Jackson [Member] 8.5% Senior Notes due November 2019 [Member] Carrying Value [Member]	Dec. 31, 2013 Intelsat Jackson [Member] 7.25% Senior Notes due October 2020 [Member]	Dec. 31, 2012 Intelsat Jackson [Member] 7.25% Senior Notes due October 2020 [Member]	Apr. 26, 2012 Intelsat Jackson [Member] 7.25% Senior Notes due October 2020 [Member]	Dec. 31, 2013 Intelsat Jackson [Member] 7.25% Senior Notes due October 2020 [Member] Carrying Value [Member]	Dec. 31, 2012 Intelsat Jackson [Member] 7.25% Senior Notes due October 2020 [Member] Carrying Value [Member]	Dec. 31, 2013 Intelsat Jackson [Member] 7.25% Senior Notes due April 2019 [Member]	Dec. 31, 2012 Intelsat Jackson [Member] 7.25% Senior Notes due April 2019 [Member]	Apr. 05, 2011 Intelsat Jackson [Member] 7.25% Senior Notes due April 2019 [Member]	Dec. 31, 2013 Intelsat Jackson [Member] 7.5% Senior Notes due April 2021 [Member]	Dec. 31, 2012 Intelsat Jackson [Member] 7.5% Senior Notes due April 2021 [Member]	Apr. 05, 2011 Intelsat Jackson [Member] 7.5% Senior Notes due April 2021 [Member]	Dec. 31, 2013 Intelsat Jackson [Member] 6.625 % Senior Notes due 2022 [Member]	Dec. 31, 2012 Intelsat Jackson [Member] 6.625 % Senior Notes due 2022 [Member]	Dec. 31, 2013 Intelsat Jackson [Member] 6.625 % Senior Notes due 2022 [Member] Carrying Value [Member]	Dec. 31, 2013 Intelsat Jackson [Member] 5.5% Senior Notes due August 2023 [Member]	Dec. 31, 2012 Intelsat Jackson [Member] Senior Unsecured Credit Facilities due February 2014 [Member]	Dec. 31, 2012 Intelsat Jackson [Member] New Senior Unsecured Credit Facilities due February 2014 [Member]	Dec. 31, 2013 Intelsat Jackson [Member] Senior Secured Credit Facilities Due June 2019 [Member]	Dec. 31, 2012 Intelsat Jackson [Member] Senior Secured Credit Facilities Due June 2019 [Member]	Dec. 31, 2013 Intelsat Jackson [Member] Senior Secured Credit Facilities Due June 2019 [Member] Carrying Value [Member]	Dec. 31, 2012 Intelsat Jackson [Member] Senior Secured Credit Facilities Due June 2019 [Member] Carrying Value [Member]	Dec. 31, 2013 Horizons Holdings [Member]	Dec. 31, 2012 Horizons Holdings [Member]	Dec. 31, 2013 Horizons Holdings [Member] Loan Payable to JSAT [Member]	Dec. 31, 2012 Horizons Holdings [Member] Loan Payable to JSAT [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	$ 15,287,414	$ 15,904,194	$ 739	$ 739	$ 129	$ 129	$ 328,238	$ 353,550		$ 3,500,000	$ 5,307,986	$ 2,805,000	$ 2,502,986	$ 500,000	$ 2,000,000	$ 1,000,000	$ 11,762,996	$ 10,218,266	$ 2,650,000	$ 500,000	$ 500,000			$ 2,200,000	$ 2,200,000	$ 1,200,000			$ 1,500,000	$ 1,500,000	$ 1,500,000	$ 1,150,000	$ 1,150,000	$ 1,150,000	$ 1,275,000	$ 640,000		$ 2,000,000	$ 195,152	$ 810,876	$ 3,095,000	$ 3,218,000			$ 24,418	$ 48,836	$ 24,418	$ 48,836
Current portion of long-term debt	24,418	57,466																32,180
Long-term debt, Fair Value	15,909,472	16,765,348	739	739	129	129	367,268	367,268		3,746,300	5,619,453	2,966,288	2,653,165	530,000	2,145,000	1,071,300	12,138,754	10,728,923		545,650	561,250			2,409,000	2,392,500				1,612,500	1,614,450		1,267,875	1,267,875		1,310,063	660,800		1,890,000	192,713	800,740	3,103,666	3,238,595			24,418	48,836	24,418	48,836
Long-term debt, Unamortized discount									(25,312)													(2,864)	(3,218)														37,918						(9,857)	(12,289)
Long-term debt, Unamortized premium																											17,799	19,745
Total long-term debt, excluding current portion	$ 15,262,996	$ 15,846,728								$ 3,500,000	$ 5,307,986						$ 11,762,996	$ 10,186,086